Principal Group Companies - Additional Information (Detail)	12 Months Ended
Jun. 30, 2018
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Diageo Finance B.V [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%